Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 48,123	$ 43,107	$ 13,018
Less - Valuation allowance	(48,123)	(43,107)	(13,018)
Total net deferred tax assets